Borrowings - Schedule of borrowings (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Opening balance	$ 1,931	$ 2,033	$ 2,033
Proceeds from borrowings	0	1,526	2,226
Repayment of borrowings	0	(62)	(2,310)
Finance costs paid on borrowings	(38)	(26)	(114)
Interest charged to the income statement	26	32	115
Other borrowing cost	0	0	(15)
Deferred loan fees	0	0	4
Translation	0	(23)	(8)
Closing balance	1,919	3,480	1,931
Finance costs paid on borrowings	38	26	114
Capitalised finance cost	(4)	(4)	(17)
Commitment fees, environmental guarantees fees and other	2	3	13
Total finance costs paid	$ 36	$ 25	$ 110